UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc.,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS
BUSINESS SERVICES & SUPPLIES — 27.5%
Brady Corporation	406,800	$14,274,612
Charles River Laboratories International, Inc.*	342,700	22,549,660
CLARCOR, Inc.	293,500	11,144,195
Copart, Inc.*	256,100	10,897,055
Invitrogen Corporation*	211,800	19,784,238
Landauer, Inc.	3,800	197,030
Manpower Inc.	155,000	8,819,500
ScanSource, Inc.*	637,200	20,613,420
		$108,279,710
PRODUCER DURABLE GOODS — 13.8%
Franklin Electric Co., Inc.	230,000	$8,802,100
Graco Inc.	219,600	8,182,296
HNI Corporation	312,100	10,942,226
IDEX Corporation	360,050	13,008,607
Zebra Technologies Corporation (Class A)*	385,000	13,359,500
		$54,294,729
TECHNOLOGY — 12.6%
Cognex Corporation	581,000	$11,707,150
Maxim Integrated Products, Inc.	262,500	6,951,000
Microchip Technology Inc.	370,000	11,625,400
Plantronics, Inc.	582,600	15,147,600
SanDisk Corporation*	129,300	4,288,881
		$49,720,031
ENERGY — 11.7%
Helix Energy Solutions Group, Inc.*	528,900	$21,949,350
Noble Corporation	423,600	23,937,636
		$45,886,986
RETAILING — 10.0%
CarMax, Inc.*	770,800	$15,223,300
O’Reilly Automotive, Inc.*	491,800	15,949,074
Signet Group plc	5,836,600	8,054,508
		$39,226,882
HEALTH CARE — 8.0%
Amsurg Corporation*	270,800	$7,327,848
Bio-Rad Laboratories, Inc. (Class A)*	88,600	9,180,732
Lincare Holdings Inc.*	420,600	14,788,296
		$31,296,876
TRANSPORATION — 5.9%
Heartland Express, Inc.	837,900	$11,881,422
Knight Transportation, Inc.	775,000	11,477,750
		$23,359,172
FINANCIAL — 4.5%
Brown & Brown, Inc.	495,000	$11,632,500
First American Corporation	178,100	6,076,772
		$17,709,272
ENTERTAINMENT — 2.5%
Carnival Corporation	218,600	$9,725,514

CONSUMER DURABLE GOODS — 0.6%
Polaris Industries Inc.	45,400	$2,168,758

TOTAL COMMON STOCKS — 97.1% (Cost $351,013,962)		$381,667,930

SHORT-TERM CORPORATE NOTE — 2.9% (Cost $11,601,952)
General Electric Capital Corporation — 3.25% 1/2/08	$11,603,000	$11,601,952

TOTAL INVESTMENTS — 100.0% (Cost $362,615,914)(A)		$393,269,882
Other assets and liabilities, net — 0.0%		(52,094)

TOTAL NET ASSETS — 100.0%		$393,217,788

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

	Gross unrealized appreciation:	$51,015,444
	Gross unrealized depreciation:	(20,361,476)
	Net unrealized appreciation:	$30,653,968

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:   February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:   February 22, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:   February 22, 2008